Summary of Operations and Significant Accounting Policies - Significant Accounting Policies (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2018 USD ($) shares		Mar. 31, 2017 USD ($) shares		Dec. 31, 2017 USD ($) segment shares		Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Nov. 13, 2017 USD ($)	[2]
Property, Plant and Equipment [Line Items]
Number of segments | segment					2
Allowances for doubtful accounts	$ 453,000				$ 446,000		$ 319,000
Other current assets (current portion of Preferred Interest in EES - see Note 1)					4,000,000		4,000,000
Internal costs capitalized					46,500,000		53,200,000		$ 78,900,000
Interest costs capitalized relative to the gathering assets					$ 4,100,000		$ 9,400,000		$ 5,600,000
Overall rate of depreciation					2.20%		2.20%		2.10%
Goodwill	37,954,000	[1]			$ 37,954,000	[1],[2]	$ 0	[2]			$ 38,000,000
Intangible assets, net	607,274,000	[1]			617,660,000	[1],[2]	0	[2]
Amortization expense, current year	$ 10,386,000	[3],[4]	$ 0	[3],[4]	5,540,000	[5],[6]	0	[5],[6]	$ 0	[5],[6]
Amortization expense, next five years					41,500,000
Imbalances					$ 5,200,000		$ 2,800,000
Phantom unit awards (in shares) | shares	80,607,000	[4]	80,602,000	[4]	80,603,000	[6]	79,367,000	[6]	69,612,000	[6]
Interest Expense
Property, Plant and Equipment [Line Items]
AFUDC applicable to interest cost					$ 800,000		$ 2,400,000		$ 1,600,000
Other Income
Property, Plant and Equipment [Line Items]
AFUDC applicable to equity funds					$ 5,100,000		$ 19,400,000		$ 6,300,000
Pipelines
Property, Plant and Equipment [Line Items]
Pipeline's useful lives					40 years
Minimum | Pipelines
Property, Plant and Equipment [Line Items]
Pipeline's useful lives					20 years
Minimum | Compression Equipment
Property, Plant and Equipment [Line Items]
Pipeline's useful lives					20 years
Maximum | Pipelines
Property, Plant and Equipment [Line Items]
Pipeline's useful lives					65 years
Maximum | Compression Equipment
Property, Plant and Equipment [Line Items]
Pipeline's useful lives					50 years
Line of Credit
Property, Plant and Equipment [Line Items]
Credit facility					$ 1,000,000,000
PSUs
Property, Plant and Equipment [Line Items]
Phantom unit awards (in shares) | shares	22,748		20,073		20,959		17,196		14,017
Performance Shares and Phantom Share Units
Property, Plant and Equipment [Line Items]
Potentially dilutive securities (in shares) | shares					0		20,548		160,633
EES
Property, Plant and Equipment [Line Items]
Preferred Interest in EES					$ 119,127,000		$ 123,293,000
EES | Carrying Value
Property, Plant and Equipment [Line Items]
Estimated fair value of Preferred Interest	$ 118,000,000				119,000,000
Level 3 | EES | Estimate of Fair Value Measurement
Property, Plant and Equipment [Line Items]
Estimated fair value of Preferred Interest	$ 128,000,000				133,000,000		$ 132,000,000
Customer Relationships
Property, Plant and Equipment [Line Items]
Intangible assets, net					$ 623,200,000
Intangible asset useful life					15 years
Strike Force Midstream | Strike Force Midstream Holdings LLC
Property, Plant and Equipment [Line Items]
Membership interest (as a percent)	75.00%
Strike Force Midstream | Gulfport Midstream
Property, Plant and Equipment [Line Items]
Membership interest (as a percent)					25.00%

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[3]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[4]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[5]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[6]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.